Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
The Doctors Laboratory
Related Party Transaction [Line Items]
Operating Lease, Expense	$ 33,000	$ 37,000	$ 67,000	$ 75,000
Consulting Service
Related Party Transaction [Line Items]
Expenses from transactions with related party	25,000	25,000	50,000	50,000
Laboratory Testing Services
Related Party Transaction [Line Items]
Outstanding accounts payables	28,000	69,000	28,000	69,000
Expenses from transactions with related party	$ 5,000	$ 19,000	$ 9,000	$ 90,000